Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill as of December 31, 2023 and December 31, 2022 are as follows:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	1,836	357
Acquisition of Deliverr	—	1,438
Other acquisitions(1)	29	41
Impairment on sales of Shopify's logistics businesses	(1,438)	—
Balance, end of the year	427	1,836
(1) During the years ended December 31, 2023 and 2022, the Company completed individually immaterial acquisitions that resulted in goodwill being recognized.